Finance Costs, Net (Tables)	12 Months Ended
Dec. 31, 2018
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Components of Finance Costs, Net, Include Interest Expense (Income)

The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Year ended December 31,
	2018	2017
Interest expense:
Debt	259	327
Derivative financial instruments - hedging activities	5	5
Other, net	7	3
Fair value (gains) losses on financial instruments:
Cash flow hedges, transfer from equity (see note 20)	59	(94)
Net foreign exchange (gains) losses on debt	(59)	94
Net interest expense - debt and other	271	335
Net interest expense - pension and other post-employment benefit plans	27	29
Interest income	(38)	(7)
Net interest expense	260	357

Components of Finance Costs, Net, Include Other Finance Costs (Income)

	Year ended December 31,
	2018	2017
Net (gains) losses due to changes in foreign currency exchange rates	(31)	108
Net (gains) losses on derivative instruments	(4)	34
Losses from redemption of debt securities	22	26
Other	-	2
Other finance (income) costs	(13)	170